Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
11.      Subsequent Events

The Company has evaluated subsequent events through July 11, 2014, the date the financial statements were available to be issued.

On June 6, 2014, the Company consummated the Merger Agreement with eOn with the Company becoming a wholly-owned subsidiary of eOn and eOn's name having changed to Inventergy Global, Inc. (the "Successor Company"). In accordance with the terms of the Merger Agreement, the Company’s common stockholders exchanged their outstanding securities for securities of the Successor Company, with each share of common stock being exchanged for 1.4139 shares of common stock of the Successor Company, adjusted for a 2:1 reverse split.  All of the Company’s preferred stock will remain issued and outstanding until converted or redeemed as discussed in Note 6. Additionally, concurrent with the closing of the Merger Agreement, eOn consummated the transactions contemplated by the Transition Agreement, including the transfer of all of eOn's ownership in Cortelco Holding, Cortelco Systems Puerto Rico, Inc., and Symbio Investment Corp.  Following the transfers, the Successor Company's wholly-owned subsidiaries consist of Inventergy, Inc. and eOn Communications Systems, Inc. The split-adjusted common stock of the Successor Company commenced trading on the NASDAQ Capital Market under the symbol "INVT" on June 9, 2014.  The CUSIP assigned to the Successor Company’s common stock is 46123X102.

On June 9, 2014, the Successor Company’s major shareholders, collectively representing approximately 78% of previously issued common and preferred stock (the "Restricted Securities") in the Company, agreed to limitations on sale of those securities through November 30, 2014. Each such stockholder agreed (a) to sell no Restricted Securities until July 1, 2014 unless the Successor Company’s common stock price is above $6.00 per share; (b) from July 1 to August 30, to only sell a maximum of approximately 6% per month of that shareholder's beneficially held Restricted Securities if the Successor Company’s stock price is above $4.00 per share; (c) from September 1 through November 30, to only sell a maximum of approximately 6% per month of that shareholder's beneficially held Restricted Securities; and (d) remain able to sell any number of Restricted Securities if the Successor Company’s stock price is above $6.00 per share.  In addition, these shareholders have agreed to not engage in any short selling during the restriction period.

On June 9, 2014, the Company acquired a patent portfolio from Nokia. The portfolio includes 16 patent families comprised of 77 patents and patent applications pertaining to IP Multimedia Subsystems.

11.	Subsequent Events

The Company has evaluated subsequent events through March 13, 2014, the date the financial statements were available to be issued.

Between January 9, 2014 and February 5, 2014, the Company issued approximately 1,696,064 shares of common stock for cash at $4.30 per share. Proceeds from these issuances totaled approximately $7,293,000.

In January 2014, the Company fully repaid the $100,000 unsecured related party note as part of the December 2013 Notes.

On February 10, 2014, the Company extended the maturity date on the remaining outstanding December 2013 Notes to August 31, 2014 with no other changes to terms or conditions.

On February 10, 2014, the Company obtained an unsecured promissory note receivable (the “Note Receivable”) from the Company’s Chief Executive Officer, a related party, with an aggregate principal of $3,000,000. The Note Receivable which matures on August 31, 2014 bears interest at 2% per annum. All principal and accrued but unpaid interest is receivable upon maturity. The Note Receivable includes a full right of offset with the December 2013 Notes. The Company’s board of directors, excluding the Chief Executive Officer’s vote, approved the Note Receivable prior to issuance.

4.       Subsequent Events

The Company has evaluated subsequent events through December 17, 2013, the date the financial statements were available to be issued.

In January 2013, the Company amended its lease agreement to lease additional office space. The amended lease agreement, which included a security deposit of $3,371, commenced February 1, 2013, on a month-to-month basis. In conjunction with the amended lease agreement, the Company terminated its sublease agreement with STS effective December 31, 2012. In March 2013, May 2013, and August 2013, the Company added more office space. The Company is leasing 6 offices and has paid a total security deposit of $6,549.

In January 2013, the Company converted all accrued liabilities to member contributions.

On February 4, 2013, the Company was reorganized and converted from a Delaware limited liability company to a Delaware corporation under the name Inventergy, Inc. A plan of conversion was entered into, pursuant to which the membership interest held by the sole member was converted into 5,000,000 shares of the Company’s common stock, par value $0.0001.

In February 2013, the Company’s Board of Directors also granted 5,000,000 shares of the Company’s common stock, par value $0.0001, to 10 individuals and entities.

On May 10, 2013, the Company issued senior secured promissory notes (the “Notes”) for proceeds of $5,000,000. The Notes, which mature on May 10, 2018, bear interest at 0.40% per annum until the second anniversary of the issuance date and 10% per annum thereafter. The maturity date of the Notes may be accelerated upon certain events of default or change in control. Upon such events, the Notes may be redeemed for 125% of the principal to be redeemed plus accrued but unpaid interest and late charges, if any.

On May 10, 2013, the Company issued 5,000,000 shares of Series A-1 convertible preferred stock (“Series A-1”), par value $0.0001, for $0.01 per share. Each share of Series A-1 may be converted into shares of common stock at any time, at the option of any holder, for an initial conversion price of $0.01, subject to adjustment.

On May 16, 2013, the Company purchased certain patents for $4,000,000 consideration and incurred $189,254 of acquisition costs. The purchased patents will be utilized for purposes of generating future licensing revenue.

On May 17, 2013, the Company issued 1,176,748 shares of Series A-2 convertible preferred stock (“Series A-2”), par value $0.0001, for $1.6996 per share. Each share of Series A-2 may be converted into shares of common stock at any time, at the option of any holder, for an initial conversion price of $1.6996, subject to adjustment.

In August and September 2013, the Company sold and issued 1,180,879 shares of Series A-3 common stock (“Series A-3”) to accredited investors for $3.21 per share.

In November 2013, the Board of Directors authorized the 2013 Stock Plan (the "Plan"). Under the Plan, the Board of Directors may grant incentive stock awards to employees and directors, and non-statutory stock options to employees, directors and consultants. The Plan provides for the grant of stock options, restricted stock, and other stock-related and performance awards that may be settled in cash, stock, or other property. The Board of Directors has reserved 300,000 shares of common stock for issuance over the term of the Plan.